DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	Tonix Pharmaceuticals Holding Corp.
Entity Central Index Key	0001430306
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 1,785,390	$ 41,123
Prepaid expenses and other	224,659	102,430
Total current assets	2,010,049	143,553
Furniture and equipment, net	46,894	25,550
Deferred financing costs, net	0	196,166
Restricted cash	60,267	60,177
Total assets	2,117,210	425,446
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)
Accounts payable, including $6,809 and $27,483 to related parties as of December 31, 2012 and 2011, respectively	825,837	695,198
Accrued expenses	309,800	10,229
Accrued interest, including $3,155 and $5,006 to related parties as of December 31, 2012 and 2011, respectively	3,155	38,306
Liability to placement agent	0	31,543
Convertible debentures	0	150,000
Total current liabilities	1,138,792	925,276
Convertible debentures, including $265,000 to related parties	0	1,925,000
Deferred rent payable	19,710	29,083
Total liabilities	1,158,502	2,879,359
Commitments
Stockholders' equity (deficiency):
Preferred stock, $0.001 par value; 5,000,000 and -0- authorized as of December 31, 2012 and 2011, respectively; none issued or outstanding	0	0
Common stock, $0.001 par value; 150,000,000 and 75,000,000 authorized as of December 31, 2012 and 2011, respectively; 43,182,599 and 27,066,667 shares issued and outstanding as of December 31, 2012 and 2011, respectively	43,183	27,067
Additional paid in capital	16,759,805	3,913,700
Deficit accumulated during development stage	(15,844,280)	(6,394,680)
Total stockholders' equity (deficiency)	958,708	(2,453,913)
Total liabilities and stockholders' equity (deficiency)	$ 2,117,210	$ 425,446

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts payable to related parties (in dollars)	$ 6,809	$ 27,483
Accrued interest to related parties (in dollars)	3,155	5,006
Convertible debentures to related parties (in dollars)		$ 265,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	75,000,000
Common stock, shares issued	43,182,599	27,066,667
Common stock, shares outstanding	43,182,599	27,066,667

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		67 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
COSTS AND EXPENSES:
Research and development	$ 2,583,308	$ 1,158,167	$ 4,535,262
General and administrative	4,078,102	2,220,361	8,333,349
Total operating expenses	6,661,410	3,378,528	12,868,611
Operating Loss	(6,661,410)	(3,378,528)	(12,868,611)
Gain on extinguishment of debt	0	0	7,908
Other income	1,875	0	1,875
Change in fair value of warrants liability	(1,177,026)	0	(1,177,026)
Interest and other financing costs, net	(1,613,039)	(91,585)	(1,808,426)
NET LOSS	$ (9,449,600)	$ (3,470,113)	$ (15,844,280)
Net loss per common share, basic and diluted (in dollars per share)	$ (0.28)	$ (0.16)
Weighted average common shares outstanding, basic and diluted (in shares)	33,868,320	21,425,632

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit During Development Stage [Member]	Total
Balance at Jun. 07, 2007	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jun. 07, 2007	0	0
Shares issued to founders for intellectual property	0	589	87,161	0	87,750
Shares issued to founders for intellectual property (in shares)	0	589,014
Common Stock Issued	0	66	9,684	0	9,750
Common Stock Issued (in shares)	0	65,446
Stock based compensation	0	0	24,187	0	24,187
Net loss	0	0	0	(537,001)	(537,001)
Balance at Dec. 31, 2007	0	655	121,032	(537,001)	(415,314)
Balance (in shares) at Dec. 31, 2007	0	654,460
Stock based compensation	0	0	72,563	0	72,563
Net loss	0	0	0	(202,262)	(202,262)
Balance at Dec. 31, 2008	0	655	193,595	(739,263)	(545,013)
Balance (in shares) at Dec. 31, 2008	0	654,460
Conversion of senior convertible notes into Preferred stock in June 2009 ($0.13 per share)	0	7,200	192,800	0	200,000
Conversion of senior convertible notes into Preferred stock in June 2009 ($0.13 per share) (in shares)	0	7,200,000
Capital contribution in June 2009	0	0	23,725	0	23,725
Shares issued to directors	0	31	4,649	0	4,680
Shares issued to directors (in shares)	0	31,414
Net loss	0	0	0	(220,834)	(220,834)
Balance at Dec. 31, 2009	0	7,886	414,769	(960,097)	(537,442)
Balance (in shares) at Dec. 31, 2009	0	7,885,875
Conversion of demand notes into capital stock in July 2010 ($0.23 per share)	0	2,095	477,905	0	480,000
Conversion of demand notes into capital stock in July 2010 ($0.23 per share) (in share)	0	2,094,547
Conversion of accrued interest on demand notes into capital stock in July 2010 ($0.23 per share)	0	301	68,777	0	69,078
Conversion of accrued interest on demand notes into capital stock in July 2010 ($0.23 per share) (in shares)	0	301,430
Shares issued to founders for intellectual property	0	1,309	294,191	0	295,500
Shares issued to founders for intellectual property (in shares)	0	1,308,921
Issuance of capital stock	0	5,856	1,336,145	0	1,342,001
Issuance of capital stock (in shares)	0	5,856,005
Shares issued to directors	0	588	139,294	0	139,882
Shares issued to directors (in shares)	0	587,705
Net loss	0	0	0	(1,964,470)	(1,964,470)
Balance at Dec. 31, 2010	0	18,035	2,731,081	(2,924,567)	(175,451)
Balance (in shares) at Dec. 31, 2010	0	18,034,483
Issuance of capital stock	0	2,670	609,330	0	612,000
Issuance of capital stock (in shares)	0	2,670,548
Shares issued to directors	0	1,962	433,689	0	435,651
Shares issued to directors (in shares)	0	1,961,636
Common stock issued in connection with the share exchange transaction in October 2011	0	4,000	(4,000)	0	0
Common stock issued in connection with the share exchange transaction in October 2011 (in shares)	0	4,000,000
Common Stock Issued	0	400	143,600	0	144,000
Common Stock Issued (in shares)	0	400,000
Net loss	0	0	0	(3,470,113)	(3,470,113)
Balance at Dec. 31, 2011	0	27,067	3,913,700	(6,394,680)	(2,453,913)
Balance (in shares) at Dec. 31, 2011	0	27,066,667
Common stock issued in January 2012 to holders of convertible debentures ($0.62 per share)	0	594	367,686	0	368,280
Common stock issued in January 2012 to holders of convertible debentures ($0.62 per share) (in shares)	0	594,000
Issuance of capital stock	0	6,618	3,625,693	0	3,632,311
Issuance of capital stock (in shares)	0	6,617,765
Warrants issued in January 2012 to holders of convertible debentures	0	0	83,289	0	83,289
Warrants issued to placement agent in January 2012	0	0	6,126	0	6,126
Warrants reclassified to equity upon expiry of reset provisions	0	0	3,938,946	0	3,938,946
Common stock issued in December 2012 to holders of convertible debentures ($0.30 per share	0	2,367	707,633	0	710,000
Common stock issued in December 2012 to holders of convertible debentures ($0.30 per share (in shares)	0	2,366,667
Issuance of common stock and warrants in December 2012 ($0.40 per share) net of transaction expenses of $70,000	0	6,537	2,538,463	0	2,545,000
Issuance of common stock and warrants in December 2012 ($0.40 per share) net of transaction expenses of $70,000 (in shares)	0	6,537,500
Beneficial conversion feature in connection with convertible debentures	0	0	710,000	0	710,000
Capital contribution of accrued interest	0	0	3,111	0	3,111
Stock based compensation	0	0	865,158	0	865,158
Net loss	0	0	0	(9,449,600)	(9,449,600)
Balance at Dec. 31, 2012	$ 0	$ 43,183	$ 16,759,805	$ (15,844,280)	$ 958,708
Balance (in shares) at Dec. 31, 2012	0	43,182,599

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) [Parenthetical] (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Price per share issued to founders for intellectual property	$ 0.15			$ 0.226
Price per share issued for services	$ 0.15		$ 0.36
Price per share conversion of senior convertible notes into capital stock					$ 0.13
Price per share issued to directors, employees and consultants			$ 0.23	$ 0.238	$ 0.15
Price per share conversion of demand notes into capital stock				$ 0.23
Price per share conversion of accrued interest on demand notes into capital stock				$ 0.23
Price per share of capital stock				$ 0.23
Price per share of capital preferred stock			$ 0.23
Price per share issued to holders of convertible debentures one		$ 0.62
Price per share issued of common stock		$ 0.62
Stock issuance costs (in dollars)		$ 435,713
Price per share issued to holders of convertible debentures Two		$ 0.3
Price per share issued of common stock		$ 0.4
Common and warrants issue expenses (in dollars)		$ 70,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		67 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,449,600)	$ (3,470,113)	$ (15,844,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	14,329	9,300	31,641
Amortization and write off of deferred financing costs	196,166	53,377	249,543
Non cash interest, consisting of beneficial conversion feature in connection with convertible debentures	710,000	0	710,000
Non cash interest, consisting of common stock and warrants issued in connection with convertible debentures	426,152	0	426,152
Non-cash financing costs related to January and March 2012 financing	81,337	0	81,337
Stock based compensation	865,158	435,651	1,551,871
Change in fair value of warrant liability	1,177,026	0	1,177,026
Common stock issued in exchange for intellectual property	0	0	383,250
Gain on extinguishment of debt	0	0	(7,908)
Changes in operating assets and liabilities:
Prepaid expenses	(122,229)	(79,117)	(224,659)
Accounts payable	130,639	377,453	825,837
Accrued interest	(32,040)	38,306	6,266
Accrued expenses	293,125	(12,304)	404,065
Deferred rent payable	(2,927)	9,909	26,156
Net cash used in operating activities	(5,712,864)	(2,637,538)	(10,203,703)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of furniture and fixtures	(35,673)	(2,764)	(78,535)
Proceeds from security deposit	0	3,156	0
Payment of restricted cash and interest earned on restricted cash	(90)	(90)	(60,267)
Net cash (used in) provided by investing activities	(35,763)	302	(138,802)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from demand notes	0	0	480,000
Proceeds from other notes payable	320,000	500,000	1,020,000
Proceeds, net of expenses of $24,000 as of December 31, 2011, from Convertible Debentures	390,000	1,501,000	1,891,000
Repayment of Convertible Debentures	(150,000)	0	(150,000)
Proceeds, net of expenses of $374,870 from sale of units consisting of common stock and warrants	6,932,894	0	6,932,894
Proceeds from the sale of capital stock	0	612,000	1,954,001
Net cash provided by financing activities	7,492,894	2,613,000	12,127,895
Net increase (decrease) in cash	1,744,267	(24,236)	1,785,390
Cash, beginning of the period	41,123	65,359	0
Cash, end of period	1,785,390	41,123	1,785,390
Supplemental disclosures of cash flow information:
Interest paid	35,195	0	0
Non cash investing and financing activities:
Senior convertible notes exchanged for preferred shares	0	0	200,000
Capital contribution of accrued interest	3,111	0	26,836
Demand notes together with accrued interest converted into capital stock	0	0	549,078
Common stock issued for deferred financing costs	0	144,000	144,000
Exchange of Notes Payable for Convertible Debenture	320,000	0	820,000
Warrants Liability reclassified to Stockholders' Equity	3,938,946	0	3,938,946
Exchange of Convertible Debenture for Units consisting of common stock and warrants	$ 2,635,000	$ 0	$ 2,635,000

CONSOLIDATED STATEMENTS OF CASH FLOWS [Parenthetical] (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expenses from convertible debentures		$ 24,000
Expenses from sale of units consisting of common stock and warrants	$ 374,870

BUSINESS AND RECAPITALIZATION	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

NOTE 1 –BUSINESS AND RECAPITALIZATION

Tonix Pharmaceuticals Holding Corp. through its wholly owned subsidiary Tonix Pharmaceuticals, Inc. is attempting to develop safer and more effective versions of widely prescribed central nervous system ("CNS") drugs. While some new applications can use the commercially available form of the drug, in other cases reformulating the active ingredient improves its safety or effectiveness in treating the CNS condition. When formal development programs have proven successful in clinical tests, Tonix Pharmaceuticals, Inc. intends to seek marketing approval from the Food and Drug Administration ("FDA").

On August 16, 2010, Tonix Pharmaceuticals, Inc. formed Krele LLC ("Krele") in the state of Delaware. Krele is a limited liability corporation whose sole member is Tonix Pharmaceuticals Inc. Krele was established to commercialize products that are generic versions of predicate new drug application products or versions of drug efficacy study implementation products. The Company expects that its relationship to Krele will be similar to that of several other pharmaceutical companies and their subsidiaries that market generic versions of the parent's branded products at different periods in their product life-cycle.

On October 7, 2011, Tonix Pharmaceuticals, Inc. (formerly Krele Pharmaceuticals, Inc. incorporated on June 7, 2007 in the State of Delaware) and a publicly traded non-operating shell company Tamandare Explorations Inc. (“Tamandare”), incorporated under the laws of the State of Nevada, along with certain other parties executed and consummated a share exchange agreement (the “Share Exchange”). Pursuant to the Share Exchange, each share of Tonix Pharmaceuticals Inc.’s common stock was exchanged for 0.9 shares of Tamandare’s common stock and each share of Tonix Pharmaceuticals, Inc.’s Series A and B preferred stock was exchanged for 4.8 shares of Tamandare’s common stock. Upon completion of the Share Exchange, the Tonix Pharmaceuticals, Inc. shareholders, including holders of restricted shares, which were subject to accelerated vesting, received in exchange for all of their shares, an aggregate of 22,666,667 shares of Tamandare’s common stock and Tamandare’s existing stockholders retained 4,000,000 shares of common stock. The 22,666,667 shares issued to the Tonix Pharmaceuticals, Inc. shareholders constituted approximately 85% of Tamandare’s 26,666,667 issued and outstanding shares of common stock after the Share Exchange. Upon completion of the Share Exchange, Tonix Pharmaceuticals, Inc. became Tamandare’s wholly-owned subsidiary and in October 2011 Tamandare was renamed Tonix Pharmaceuticals Holding Corp. As the owners and management of Tonix Pharmaceuticals, Inc. obtained voting and operating control of Tamandare after the Share Exchange and Tamandare was non-operating, had no assets or liabilities and did not meet the definition of a business, the transaction has been accounted for as a recapitalization of Tonix Pharmaceuticals, Inc., accompanied by the issuance of its common stock for outstanding common stock of Tamandare, which was recorded at a nominal value. The accompanying financial statements and related notes give retroactive effect to the recapitalization as if it had occurred on June 7, 2007 (inception date) and accordingly all share and per share amounts have been adjusted.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation:

The consolidated financial statements include the accounts of Tonix Pharmaceuticals Holding Corp. and its wholly owned subsidiaries, Tonix Pharmaceuticals, Inc. and Krele LLC (hereafter referred to as the “Company” or “Tonix”). All significant intercompany balances and transactions have been eliminated in consolidation.

As the Company is devoting substantially all of its efforts to establishing a new business, and while planned principal operations have commenced, there has been no revenue generated from sales, license fees or royalties, the Company is considered a development stage enterprise. Accordingly, the Company's consolidated financial statements are presented in accordance with authoritative accounting guidance related to a development stage enterprise. Financial position, results of operations and cash flows of a development stage enterprise are presented in conformity with generally accepted accounting principles that apply to established operating enterprises.

As a development stage enterprise, the Company's primary efforts are devoted to conducting research and development for the treatment of CNS diseases. The Company has experienced net losses and negative cash flows from operations since inception and expects these conditions to continue for the foreseeable future. In addition, although the Company has approximately $900,000 of working capital at December 31, 2012, the Company will require additional financing to fund future operations as it is expected that cash to be used in operations will increase significantly over the next several years. The Company intends to raise additional capital to complete the development and commercialization of its current product candidates through equity or debt financing; however the Company does not have any commitments or definitive or binding arrangements for such funds. There can be no assurance that such funds, if available at all, can be obtained on terms reasonable to the Company. If the Company is unsuccessful in raising additional capital it will need to reduce costs and operations substantially. Further, the Company does not have any commercial products available for sale and has not generated revenues and there is no assurance that if approval of their products is received that the Company will be able to generate cash flow to fund operations. In addition, there can be no assurance that the Company's research and development will be successfully completed or that any product will be approved or commercially viable.

The above factors raise substantial doubt as to the Company's ability to continue as a going concern. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that may result from the outcome of this uncertainty.

Use of estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include assumptions used in the fair value of stock-based compensation and the fair value of other equity instruments.

Research and Development costs

The Company outsources its research and development efforts and expenses related costs as incurred, including the cost of manufacturing product for testing, licensing fees and costs associated with planning and conducting clinical trials. The value ascribed to patents and other intellectual property acquired was expensed in 2007 and 2010 as research and development costs, as it related to particular research and development projects and had no alternative future uses.

Furniture and equipment

Furniture and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the asset's estimated useful life, which is three years for computer assets and five years for furniture and all other equipment. Expenditures for maintenance and repairs are expensed as incurred.

Income taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of net operating loss and credit carryforwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. The Company records an estimated valuation allowance on its deferred income tax assets if it is not more likely than not that these deferred income tax assets will be realized.

The Company recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. As of December 31, 2012 and 2011, the Company has not recorded any unrecognized tax benefits.

Stock-based compensation

All stock-based payments to employees and to nonemployee directors for their services as directors, including grants of restricted stock and stock options, are measured at fair value on the grant date and recognized in the consolidated statements of operations as compensation or other expense over the relevant service period. Stock-based payments to nonemployees are recognized as an expense over the period of performance. Such payments are measured at fair value at the earlier of the date a performance commitment is reached or the date performance is completed. In addition, for awards that vest immediately and are non forfeitable the measurement date is the date the award is issued.

Per share data:

Basic and diluted net loss per common share is calculated by dividing net loss, by the weighted average number of outstanding shares of common stock, adjusted to give effect to the exchange ratio in the Share Exchange in October 2011, which was accounted for as a recapitalization of the Company (see Note 1).

In October 2011, upon completion of the share exchange referred to above, the Company issued Convertible Debentures in the amount of $2,075,000 which, as of December 31, 2011, were convertible into approximately 3,985,000 common shares. In January 2012, the debentures were exchanged for units or repaid (see Note 5). In computing diluted net loss per share for 2011, no effect has been given to such shares as their effect would be anti-dilutive.

During the year ended December 31, 2012, upon completion of the various financings, the Company issued warrants to purchase an aggregate of 25,198,626 shares of the Company’s common stock (see Note 11). In addition, in May 2012, the Company issued to employees options to acquire an aggregate of 3,500,000 shares of the Company’s common stock of which 3,000,000 were outstanding at December 31, 2012 (see Note 10). In computing diluted net loss per share for 2012, no effect has been given to such options and warrants as their effect would be anti-dilutive.

FURNITURE AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 3 – FURNITURE AND EQUIPMENT

Furniture and equipment as of December 31, 2012 and 2011 is summarized as follows:

	2012	2011
Office furniture and equipment	$78,535	$42,862
Less: accumulated depreciation	(31,641)	(17,312)

	$46,894	$25,550

Depreciation expense for the years ended December 31, 2012 and 2011 was $14,329 and $9,300, respectively.

RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

NOTE 4 - RESTRICTED CASH

Restricted cash at December 31, 2012 and 2011 collateralizes a letter of credit in the amount of approximately $60,000 issued in connection with the lease of office space in New York City (see Note 12).

CONVERTIBLE DEBENTURES 2011	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 5 – 2011 CONVERTIBLE DEBENTURES

On October 7, 2011, concurrently with the Share Exchange, the Company issued secured Convertible Debentures (“Convertible Debentures”) in the amount of $1,625,000 of which $1,125,000 were sold to certain investors for aggregate cash proceeds of $1,065,000, net of selling commissions to a placement agent of $40,000 and $20,000 of legal fees, and $500,000 were exchanged for 8% Notes Payable (“Notes Payable”) issued on September 9, 2011. In addition, 400,000 shares of common stock with the fair market value of $144,000 were issued to a second placement agent. On November 16, the Company issued Convertible Debentures in the amount of $450,000 for aggregate cash proceeds of $436,000, net of selling commissions to a third placement agent of $14,000.

The Convertible Debentures matured on the earlier of (i) one year from the date of issuance or (ii) the date of closing of a private placement of equity, equity equivalent, convertible debt or debt financing in which the Company receives gross proceeds, in one or more transactions, of at least $3,425,000 (a “Subsequent Financing”), which took place on January 20, 2012 (“January 2012 Financing”) (see Note 6). The Convertible Debentures bore interest at 8% per annum and were convertible at the holder’s option into a Subsequent Financing. In the event that a Subsequent Financing has not occurred within 12 months from the date of issuance of the Convertible Debentures, the holder had the option to convert into a number of shares of the Company's common stock equal to 1% of the Company's shares of common stock on a fully diluted basis for every $125,000 of Convertible Debentures (the “Conversion Shares”) or an aggregate of approximately 3,985,000 shares based on the outstanding shares of the Company common stock as of December 31, 2011.

Upon the January 2012 Financing (See Note 6), $1,925,000 of debentures were exchanged for Units and the remaining $150,000 of debentures were repaid. As a result of the exchange, $1,925,000 principal amount of debentures are classified as a non-current liability in the accompanying balance sheet at December 31, 2011.

Upon conversion or repayment of the Convertible Debenture, the holder was entitled to receive, at the holder’s option, either (i) a warrant (the “Debenture Warrant”), which has a three year term and is exercisable at the offering price in a Subsequent Financing, to purchase such number of shares of the Company's common stock equal to the principal amount of the Convertible Debenture divided by the offering price in a Subsequent Financing, (the “Warrant Shares”) or (ii) shares of the Company's common stock equal to 33% of the principal amount of the Convertible Debenture divided by the offering price in a Subsequent Financing (the “Incentive Shares”). The Conversion Shares, Warrant Shares and Incentive Shares are entitled to piggyback registration rights. Upon the January 2012 Financing, the holders of the Convertible Debenture elected to receive 275,000 Debenture Warrants exercisable at $1 per share with a fair value of $83,289 and 594,000 Incentive Shares valued at $368,280. The value of the Debenture Warrants and Incentive Shares was charged to operations as interest expense in the first quarter of 2012.

In addition to selling commissions paid to the placement agents on the sale of certain Convertible Debentures, the placement agents received warrants that expire in January 2014 and 2015 (“Agents Warrants”), respectively, and are exercisable at the offering price in a Subsequent Financing to purchase shares of the Company's common stock equal to 3% and 9%, respectively, of the gross proceeds delivered by purchasers introduced by such placement agents divided by the purchase price per share in the Subsequent Financing. In the event that the Subsequent Financing has not occurred within 12 months from the date of issuance of the Convertible Debentures, the placement agents were entitled to receive, in lieu of the warrants, shares of common stock equal to 3% and 9%, respectively, of the number of shares of the Company's common stock such purchasers were entitled to receive upon conversion of their Convertible Debentures or an aggregate of approximately 88,000 shares based on the outstanding shares of the Company's common stock as of December 31, 2011.

The Company recognized a liability to placement agents to issue shares of its common stock based on their fair value of approximately $32,000 as of December 31, 2011. Upon the January 2012 Financing, the placement agents become entitled to receive 30,750 warrants exercisable at $1.00 per share with a fair value $6,126, which was charged to operations as interest expense in the first quarter of 2012. Additionally the liability to placement agent of $32,000 was credited to interest expense in the first quarter of 2012.

The fair value of the Debenture and Agents Warrants was determined using the Black Scholes option pricing model with the following assumptions: fair value of the Company’s common stock $0.62 per share determined based on January and March 2012 proceeds; dividends yield 0%; expected terms 2 to 3 years; risk free interest rate: 0.91%; and expected volatility: 73 to 94%.

The following expenses in connection with the issuance of Convertible Debentures were recorded as deferred financing costs: fair value of 400,000 shares of the Company’s common stock issued to the placement agent valued at $144,000, cash payments to the placement agents of $54,000, legal expenses of $20,000 and fair value of the liability to placement agent to issue the Company’s shares of common stock in the amount of $32,000. The deferred financing costs were amortized using the effective interest method over the twelve month term of the Convertible Debentures. During the year ended December 31, 2011, amortization of deferred financing costs amounted to approximately $53,000 and was charged to interest expense in the statement of operations and the remaining balance of $196,166 was charged to operations in connection with the extinguishment of the debentures resulting from their exchange and repayment in 2012.

Pursuant to a Pledge and Security Agreement and Subsidiary Guaranty, the Company granted the Debenture holders a first priority lien on all its assets.

JANUARY AND MARCH 2012 FINANCING	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

NOTE 6 – JANUARY AND MARCH 2012 FINANCING

On January 20, 2012, the Company issued an aggregate of 172.118 units (“Units”) to certain investors (the “Purchasers”) for aggregate cash proceeds of $2,377,950 and $1,925,000 in previously issued Convertible Debentures of the Company that were exchanged for Units (“January 2012 Financing”). On March 1, 2012, the Company issued an aggregate of 92.5926 units to certain investors for aggregate cash proceeds of $2,314,815 (“March 2012 Financing”).

Each Unit had a purchase price of $25,000 per Unit and consisted of twenty five thousand (25,000) shares of the Company’s common stock, a Class A Warrant to purchase twenty five thousand (25,000) shares of Common Stock (the “Class A Warrants”), and a Class B Warrant to purchase up to twenty five thousand (25,000) shares of Common Stock (the “Class B Warrants” and together with the Class A Warrants, the “Warrants”).

The Class A Warrants have an exercise price of $1.25 per share of common stock and will be exercisable for a period of five years from the date of issuance. The warrants had certain anti-dilutive provisions that were set to expire the earlier of i) one year or ii) upon effectiveness of a registration of all shares covered by Class A Warrants, which took place on June 6, 2012. The Company determined the fair value of the Class A Warrants and the Agent Warrants, described below, to be $2,549,684 and $212,235 on the issuance dates and initially classified them as a liability due to transactions which cause an adjustment to the conversion rate (reset provisions) contained in the warrant agreements. On June 6, 2012, upon the Company's registration statement being declared effective by the Securities and Exchange Commission, the reset provisions expired and the Company reclassified $3,938,946, the fair value of the Class A Warrants and Agent Warrants as of that date to equity. The increase of $1,177,026 in fair value of warrants liability was included in results of operations for the year ended December 31, 2012.

The following assumptions were used in the Binomial Lattice model to determine fair value of the Class A Warrants and the Agent Warrants:

	Issuance date January 20 and March 1, 2012	Expiration date June 6, 2012
Price of the Company’s common stock	$0.62	$0.85
Dividend yield	0%	0%
Expected terms	5 – 7 years	4.6 - 6.7 years
Risk free interest rate	0.89 - 1.47%	0.73 - 1.11%
Expected volatility	96.68 - 96.69%	95.73%
Expected price at which holders are likely to exercise their warrants	$1.25	$1.25

The Class B Warrants were exercisable automatically on their expiration date by cashless exercise or expire without exercise. In the event that the average of the Company’s daily volume weighted average price was below $0.75 during the 10 trading days after the Announcement Date (as hereinafter defined) (the “Measuring Period”), then the holder was entitled to receive additional shares of the Company’s Common Stock upon the exercise of the Class B Warrants on the expiration date, which is the 12th trading day after the Announcement Date. In the event that the Company’s average daily volume weighted average price was at or above $0.75 during the Measuring Period, the Class B Warrants were to expire unexercised. The Announcement Date was the earlier of (1) the date on which the Company announces via press release the results of the pharmacokinetic study of its TNX-102 drug formulation; or (2) June 1, 2012. On April 5, 2012 the Company issued a press release announcing the results of the pharmacokinetic study of its TNX-102 drug formulation, which is defined as an Announcement Date for the purpose of the Class B Warrants. Based on the Company’s average daily volume weighted average price, which was $1.73 per share, during the Measuring Period, the Class B Warrants expired unexercised.

In connection with the January and March 2012 Financing, the Company paid a placement agent (the “Agent”) an aggregate cash payment of $466,777, which represented an 8% commission and a 2% non-accountable expense allowance of the gross proceeds delivered by Purchasers in the January and March 2012 Financing. In addition, the Agent earned an aggregate of 466,777 warrants to purchase shares of common stock equal to 10% of the gross proceeds delivered by Purchasers in the January and March 2012 Financing (the “Agent Warrants”), which have an exercise price of $1.25 per share of common stock, exercisable for a period of seven years, contained anti-dilution protection and are entitled to piggy-back registration rights. Total expenses related to the financing, including cash and the fair value of warrants given to the Agent, amounted to $706,511, of which $435,713 was charged to additional paid-in capital and $270,798, deemed initially allocable to the warrant liability, was charged to current and other financing costs.

In connection with the financings, the Company entered into a Registration Rights Agreement with Purchasers.  The Company is required to file a registration statement registering for resale the common stock included in the Units and the common stock underlying the Class A Warrants and the Agent Warrants to be filed no later than 60 days from the date of termination of the financings on March 1, 2012 and must be declared effective no later than 120 days from the date of termination of the Financing (June 29, 2012).  On April 26, 2012, the Company filed the registration statement, which was declared effective on June 6, 2012. The Company is required to maintain the effectiveness of the registration statement from its effective date unless all securities registered under the registration statement have been sold or are otherwise able to be sold.  If the Company failed to comply with the registration statement filing or effective date requirements, the Company was required to pay the investors a fee equal to 1.0% of the Purchaser’s investment, for each 30-day period of delay, subject to a maximum payment of 10% to each Purchaser.

CONVERTIBLE DEBENTURES 2012	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 7 – 2012 CONVERTIBLE DEBENTURES

On November 14, 2012, the Company sold to accredited investors for aggregate cash proceeds of $390,000, convertible debentures (“Debentures”) in the principal face amount of $390,000 and the Company exchanged $320,000 in previously issued promissory notes of the Company for Debentures in the principal face amount of $320,000.

The previously issued promissory notes were issued between October and November 2012 in the amount of $320,000 in exchange for $320,000 borrowed from six affiliated investors. The Notes bore no interest and were payable on demand.

The Debentures mature on the earlier of (i) November 14, 2013 or (ii) the date of closing of a private placement of equity, equity equivalent, convertible debt or debt financing in which we receive gross proceeds, in one or more transactions, of at least $100,000 (a “Subsequent Financing”). The Debentures bear interest at 8% per annum and are convertible at the holder’s option into either (i) a Subsequent Financing at a price equal to a 25% discount to the price of securities sold in the Subsequent Financing or (ii) shares of the Company’s common stock at a conversion price per share equal to $1.00.

On December 4, 2012, upon completion of a Subsequent Financing, the $710,000 of Debentures were converted into Units at a price of $0.30 per Unit representing a 25% discount to the price ($0.40) of securities sold (the “Financing”). Accordingly, the Company recorded a beneficial conversion feature in connection with the Debentures at the date of conversion of $710,000 as a charge to interest expense and a credit to additional paid in capital.

The beneficial conversion feature, which was contingent on a Subsequent Financing, was computed based on the excess of the number of shares received upon conversion based on the adjusted conversion price ($0.30) over the number of shares that would have been received based on the original conversion price ($1.00) multiplied by the stock price of ($0.51) on November 14, 2012, the date the Debentures were issued, limited to the amount of proceeds allocated to the Debentures, or $710,000.

DECEMBER 2012 FINANCING	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Financing, December 2012 [Text Block]

NOTE 8 – DECEMBER 2012 FINANCING

On December 4, 2012, the Company issued an aggregate of 6,404,167 units (“Units”) to certain accredited investors for aggregate cash proceeds of $1,615,000, at a price per Unit of $0.40, and the exchange of $710,000 in previously issued convertible debentures of the Company that were converted into Units at a price of $0.30 per Unit . On December 21, 2012, the Company issued 2,500,000 Units to a single accredited investor for cash proceeds of $1,000,000, at a price per Unit of $0.40 . In connection with the Financing, the Company paid an agent a cash payment of $70,000, which represented a 7% commission of the gross proceeds delivered by the investor in the financing.

Each Unit consisted of one share of the Company’s common stock, $0.001 par value, a Class A Warrant to purchase one share of Common Stock (the “Class A Warrants”), and a Class B Warrant to purchase one share of Common Stock (the “Class B Warrants” and together with the Class A Warrants, the “Warrants”).The Class A Warrants have an exercise price of $0.60 per share of Common Stock and will be exercisable for a period of five years from the date of issuance. The Class A Warrants may be exercised on a cashless basis under certain circumstances. The Class B Warrants have an exercise price of $0.40 per share of Common Stock and will be exercisable for a period of one year from the date of issuance.

In connection with the Financing, the Company granted each Purchaser registration rights. The Company is obligated to use its best efforts to cause a registration statement registering for resale the common stock included in the Units and the common stock underlying the Class A Warrants to be filed no later than 60 days (as amended) from the date of termination of the Financing and must be declared effective no later than 120 days from the date of termination of the Financing. Moreover, the Company will maintain the effectiveness of the registration statement from its effective date unless all securities registered under the registration statement have been sold or are otherwise able to be sold pursuant to Rule 144 of the Securities Act of 1933, as amended (the “Securities Act”). If the Company fails to comply with the registration statement filing or effective date requirements, the Company is required to pay the investors a fee equal to 1.0% of the Purchaser’s investment, for each 30-day period of delay, subject to a maximum payment of 10% to each Purchaser. On January 25, 2013, the Company filed the required registration statement.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 9 – STOCKHOLDERS' EQUITY

On May 2, 2012, the Company filed amended and restated Articles of Incorporation. Among other changes, the Company increased the number of authorized shares of common stock, $0.001 par value to 150,000,000. Additionally, the Company is now authorized to issue 5,000,000 shares of preferred stock, $0.001 par value with such designations, preferences and participating, optional or other special rights and qualifications, limitations or restrictions thereof as shall be determined by the Company’s Board of Directors.

SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 10 – SHARE BASED COMPENSATION

2010 Stock Plan

In June and August 2010, respectively, the Board of Directors and stockholders of Tonix Pharmaceuticals, Inc. approved, and in December 2010 and February 2011, the Board of Directors amended, the terms and provisions of the 2010 Stock Plan (the "2010 Plan") whereby the Company reserved 4,564,641 shares of its Common Stock for issuance pursuant to the 2010 Plan. The 2010 Plan allowed for grants of options to purchase shares of Common Stock and awards of restricted Common Stock to employees, officers, directors, consultants and advisors of the Company.

No options were granted under the 2010 Plan. Following is a summary of activity for the year ended December 31, 2011, with respect to restricted stock granted under the 2010 Plan:

		Weighted
	Number of	Average
	Restricted	Grant-Date
Nonvested Restricted Stock	Shares	Fair Value
Nonvested at December 31, 2010	1,697,847	$0.23
Granted	368,718	$0.23
Vested prior to Share Exchange	(564,858)	$0.23
Vested pursuant to Share Exchange	(1,396,982)	$0.23
Forfeited	(104,725)	$0.23
Nonvested at December 31, 2011	0	$0

Restricted stock is not considered to be issued until the stock vests.

The Company recognized share-based compensation expense of $139,063 prior to the Share Exchange and remaining expense of $296,588 was recognized on October 7, 2011, the date of the Share Exchange, upon which all non vested restricted shares vested and the 2010 Plan ceased to exist.

2012 Incentive Stock Option Plan

On February 12, 2012, the Company’s Board of Directors approved the 2012 Incentive Stock Option Plan (the “2012 Plan”). The 2012 Plan provides for the issuance of options to purchase up to 4,000,000 shares of the Company’s common stock to officers, directors, employees and consultants of the Company. Under the terms of the 2012 Plan, the Company may issue Incentive Stock Options as defined by the Internal Revenue Code to employees of the Company only and nonstatutory options. The Board of Directors of the Company determines the exercise price, vesting and expiration period of the grants under the 2012 Plan. However, the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder. The fair value of the common stock is determined based on quoted market price or in absence of such quoted market price, by the Board of Directors in good faith. Additionally, the vesting period of the grants under the 2012 Plan should not be more than five years and expiration period not more than ten years. The Company reserved 4,000,000 shares of its common stock for future issuance under the terms of the 2012 Plan. On May 9, 2012, 3,500,000 options had been granted under the 2012 Plan (of which 500,000 were subsequently canceled and 3,000,000 are outstanding at December 31, 2012) with an exercise price of $1.50, a 10 year life and fair value of $1.175. The options vest 1/3rd on May 9, 2013 and 1/36th on the 9th of each month thereafter for 24 months.

The Company measures the fair value of stock options on the date of grant, based on a Binomial option pricing model using certain assumptions discussed in the following paragraph, and the closing market price of the Company's common stock on the date of the grant. Stock options granted vest over a three year period and expire ten years from the date of grant. Share-based compensation expense related to awards is amortized over the applicable vesting periods using the straight-line method. Share-based compensation expense of $865,158 was recognized for the year ended December 31, 2012.

The assumptions used in the valuation of stock options granted during the year ended December 31, 2012 were as follows:

Risk-free interest rate	1.87%
Expected term of option	6.5 years
Expected stock price volatility	95.89%
Expected dividend yield	$0.0

The risk-free rate of return is based on the yield of Daily U.S. Treasury Yield Curve Rates with terms equal to the expected term of the options as of the grant date.  The expected term of options is determined using the simplified method and the expected stock price volatility is based on comparable companies’ historical stock price volatility since the Company does not have sufficient historical exercise data because its equity shares have been publicly traded for only a limited period of time.

As of December 31, 2012, the Company had approximately $2,742,000 of total unrecognized compensation cost related to non-vested awards granted under the Company’s 2012 Plan, which the Company expects to recognize over approximately a three-year period.

A summary of the stock options activity and related information for the 2012 Incentive Stock Option Plan for the year ended December 31, 2012 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	-
Grants	3,500,000	$1.50	10.00	$-
Exercised	-
Forfeitures or expirations	(500,000)	1.50
Outstanding at December 31, 2012	3,000,000	$1.50	9.35	$-

Vested and expected to vest at December 31, 2012	3,000,000	$1.50	9.35	$-
Exercisable at December 31, 2012	-	$-	-	$-

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s closing stock price of $0.55 as of December 31, 2012, which would have been received by the option holders had those option holders exercised their options as of that date.

STOCK WARRANTS	12 Months Ended
Dec. 31, 2012
Stock Warrants [Abstract]
Stock Warrants [Text Block]

NOTE 11 – STOCK WARRANTS

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at December 31, 2012:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.40	8,904,167	December 2013
0.60	8,904,167	December 2017
$1.00	305,750	January 2014 to January 2015
1.25	7,084,542	January 2017 to March 2019
	25,198,626

On January 20, 2012, the Company issued an aggregate of 275,000 and 30,750 warrants to purchase the Company's common stock at an exercise price of $1.00 per share expiring five and seven years from the date of issuance to convertible debenture holders and debenture placement agents, respectively (see Note 5).

In connection with the January and March 2012 Financing, the Company issued to investors an aggregate of 4,302,950 and 2,314,815 warrants, respectively, to purchase the Company's common stock at an exercise price of $1.25 per share expiring five years from the date of issuance. In addition, the Company issued an aggregate of 235,295 and 231,482 warrants to purchase the Company's common stock at an exercise price of $1.25 per share expiring seven years from the date of issuance to placement agents. These warrants contained certain anti-dilutive provisions and are covered under a registration rights agreement (see Note 6).

In connection with the December 2012 Financing, the Company issued to investors of 8,904,167 and 8,904,167 Class A warrants and Class B warrants, respectively to purchase the Company's common stock. The Class A warrant is exercisable at $0.60 per share expiring five years from the date of issuance and may be exercised on a cashless basis under certain circumstances. The Class B warrant is exercisable at $0.40 per share expiring one year from the date of issuance. These warrants are covered under a registration rights agreement (see Note 8).

COMMITMENTS	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]

NOTE 12 - COMMITMENTS

Operating leases

On September 28, 2010, the Company entered into a five-year lease for office space in New York City, with monthly payments escalating from approximately $10,000 in first year to approximately $11,000 in fifth year. The Company received a rent credit of $9,420 in each of the months of November 2010, December 2010 and January 2011. The Company has posted a letter of credit in the amount of approximately $60,000 for the benefit of the landlord which is collateralized by a money market account (see Note 4 - Restricted Cash).

Future minimum lease payments under the operating lease are as follows:

Year Ending December 31,
2013	$127,889
2014	131,513
2015	100,719
$360,121

Rent expense charged to operations, which differs from rent paid due to the rent credits and to increasing amounts of base rent, is calculated by allocating total rental payments on a straight-line basis over the term of the lease. During the years ended December 31, 2012 and 2011, rent expense was $116,732 and $128,228, respectively and as of December 31, 2012 and 2011 deferred rent payable was $26,156 and $29,083, respectively.

Consulting agreements

In June 2010, the Company entered into a two-year consulting agreement with L & L Technologies, LLC (“L&L”), an entity controlled by a member of the Company’s Board of Directors, for scientific and medical consulting services. In consideration for such services, L&L received $96,000 per annum and 1,026,194 shares of restricted common stock which were granted at the inception of the agreement. The restricted shares vest as follows: 25% on the grant date (June 4, 2010) and 25% on each of the first and second annual anniversaries of the grant date and, if the consulting agreement is renewed, 25% on the third anniversary of the grant date. Vesting of the unvested 513,097 restricted shares accelerated on October 7, 2011, the date of the Share Exchange. The consulting agreement expired in June 2012.

In June 2010, the Company entered into a two-year consulting agreement with Lederman & Co., LLC (“Lederman & Co”), an entity controlled by a member of the Company’s Board of Directors, for clinical development, strategic, management and operational consulting services. In consideration for such services, Lederman & Co will receive $250,000 per annum and 261,784 shares of restricted common stock which were granted at the inception of the agreement. The consulting agreement renews automatically for subsequent terms of one year at $250,000 per annum. The restricted shares vest as follows: 20% on the grant date (June 4, 2010) and 20% on each of the first and second anniversaries of the grant date and, if the consulting agreement is renewed, 20% on each of the third and fourth anniversaries of the grant date. Vesting of the unvested 157,087 restricted shares accelerated on October 7, 2011, the date of the Share Exchange. On August 1, 2011, the cash compensation was reduced to $127,000 per annum. On February 1, 2012, the cash compensation was increased to $250,000 per annum.

During 2011 and 2012, the Company entered into contracts with various contract research organizations for which there are outstanding commitments aggregating approximately $650,000 at December 31, 2012 for future work to be performed.

Employment agreements

In October 2011, the position of Vice President of Strategy was eliminated and in conjunction with this event, the Company paid $37,500 in December 2011 in exchange for the release from future obligations. In February 2012, the Company terminated its employment agreement with its Chief Financial Officer and in accordance with the agreement paid such officer approximately $88,000.

Effective April 1, 2012, the Company entered into an employment agreement (the “Gershell Agreement”) with Dr. Gershell to serve as Chief Financial Officer. The base salary under the Gershell Agreement is $175,000 per annum, which shall increase to $325,000 per annum upon our consummation of an equity sale of securities in excess of $20 million (the “Gershell Threshold”). The Gershell Agreement provides for at-will employment and can be terminated at any time by either party, provided, however, that if we terminate Dr. Gershell for any reason other than cause (as defined in the Gershell Agreement), then Dr. Gershell shall be entitled to six weeks of severance, which severance payment shall increase to six months if such termination occurs after the Gershell Threshold. In addition, Dr. Gershell is entitled to participate in any and all benefit plans, from time to time, in effect for our employees, along with vacation, sick and holiday pay in accordance with its policies established and in effect from time to time.

Effective April 1, 2012, the Company entered into an employment agreement (the “Daugherty Agreement”) with Dr. Daugherty to serve as Senior Director of Drug Development. The base salary under the Daugherty Agreement is $140,000 per annum, which shall increase to $220,000 per annum upon our consummation of an equity sale of securities in excess of $20 million (the “Daugherty Threshold”). The Daugherty Agreement provides for at-will employment and can be terminated at any time by either party, provided, however, that if we terminate Dr. Daugherty for any reason other than cause (as defined in the Daugherty Agreement), then Dr. Daugherty shall be entitled to six weeks of severance, which severance payment shall increase to six months if such termination occurs after the Daugherty Threshold. In addition, Dr. Daugherty is entitled to participate in any and all benefit plans, from time to time, in effect for our employees, along with vacation, sick and holiday pay in accordance with its policies established and in effect from time to time.

On October 26, 2012, the Company elected to voluntarily terminate Benjamin Selzer as Chief Operating Officer, Secretary and Treasurer, effective immediately and under the terms of his employment agreement, no severance was paid. In conjunction with the termination, 500,000 unvested options previously issued to Mr. Selzer were cancelled.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 13 - INCOME TAXES

There is no provision for federal or state income taxes for the years ended December 31, 2012 and 2011 since the Company has established a valuation allowance equal to the total deferred tax asset related to losses incurred during such periods.

Deferred tax assets and liabilities and related valuation allowance as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Deferred tax assets:
Organization costs	$-	$733
Research and development credit carryforward (1)	6,188	6,188
Net operating loss carryforwards	5,207,759	2,329,829
Other	147,003	132,482

Total deferred tax assets	5,360,950	2,469,232

Valuation allowance	(5,360,950)	(2,469,232)

Net deferred tax assets	$0	$0

(1)	The Company has incurred research and development (“R&D”) expenses, a portion of which may qualify for tax credits. The Company has not conducted an R&D credit study to quantify the amount of credits and has not claimed an R&D credit on its federal tax returns filed except for $6,188 in 2007. The Company may conduct the study in future years and may establish the R&D credit carryforward for prior years. In such event, the net operating loss carryforward will be correspondingly reduced by the amount of the credit.

Based on the Company's historical losses and its expectation of continuation of losses for the foreseeable future, the Company has determined that it is not more likely than not that the deferred tax assets will be realized and accordingly, has provided a valuation allowance. The increase in the valuation allowance for the years ended December 31, 2012 and 2011 was $2,891,718 and $1,380,642, respectively.

At December 31, 2012, the Company has available unused net operating loss carryforwards of approximately $12.3 million that expire from 2027 to 2032 for federal tax purposes and the same amount for New Jersey state tax purposes, which expire from 2014 to 2019. The Company also has approximately $11.6 million of net operating loss carryforwards for New York state and New York City purposes expiring from 2030 to 2032. At December 31, 2012, the Company has a research and development carryforward of $6,188 for federal tax purposes that expires in 2027. These net operating loss and research and development credit carryforwards may be subject to annual limitations in their use in accordance with IRC Section 382. Accordingly, the extent to which such carryforwards can be used to offset future taxable income may be limited.

The Company's federal and state tax returns remain open and subject to examination by the tax authorities for the tax years 2009 and after.

A reconciliation of the effect of applying the federal statutory rate and the effective income tax rate used to calculate the Company's income tax provision is as follows:

	Year Ended December 31,
	2012	2011
Statutory federal income tax	(34.0)%	(34.0)%
State income tax, net of federal tax effect	(10.5)%	(5.9)%
Permanent difference	13.9%	5.0%
Increase in valuation allowance	30.6%	34.9%

Income tax provision	0%	0%

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 14 - RELATED PARTY TRANSACTIONS

Dr. Seth Lederman, our Chief Executive Officer and Chairman of the Board, and Dr. Donald Landry, one of our directors, are the primary founders of the Company. We have entered into various transactions with several companies under their control, including L&L, Plumbline, Targent Pharmaceuticals, LLC and Lederman & Co (see Note 12 – Consulting Agreements). Total expenses paid under these agreements were $300,583 and $294,750 during the years ended December 31, 2012 and 2011, respectively.

On September 9, 2011, the Company sold $500,000 principal amount of 8% convertible notes (the “Notes”) to members of the board of directors and their related parties. The Notes were due one year from the date of issuance, and were exchangeable for a future financing (the “New Financing”) at the option of the holders. Interest is payable on either the maturity date or on the date the Notes are exchanged into the New Financing, or such accrued interest can be converted into the New Financing. On October 7, 2011, the Notes were exchanged into debentures issued by the Company concurrently with the Share Exchange (see Note 5). In January 2012, the related party companies received interest on the convertible notes in the aggregate amount of $6,183.

Between October and November 2012, the Company issued promissory notes in the amount of $320,000 in exchange for $320,000 borrowed from six affiliated investors. The Notes bear no interest and were payable on demand.

On November 14, 2012, the Company sold to officers, members of the board of directors and their related parties for aggregate cash proceeds of $390,000, debentures (the “Debentures”) in the principal face amount of $390,000 and the exchange of the promissory notes described above for Debentures in the principal face amount of $320,000. In December 2012, the Debentures were exchanged for the December 2012 Units at a conversion price of $0.30 per share. Interest expense on the Debentures for the year ended December 31, 2012 was $3,155 (See Note 8).

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 15 - SUBSEQUENT EVENTS

On February 12, 2013, the Company’s Board of Directors approved the Amended and Restated 2012 Incentive Stock Option Plan (the “Amended and Restated 2012 Plan”), subject to stockholder approval. The Amended and Restated 2012 Plan includes amendments which: 1) authorize 11,000,000 shares of the Company’s common stock for issuance; and 2) prohibit the issuance of any options with terms or features that would cause the options to be nonqualified deferred compensation that fails to comply with, or be exempt from, Section 409A of the Internal Revenue Code of 1986, as amended.

On February 12, 2013, 4,530,000 options were granted under the Amended and Restated 2012 Plan, with an exercise price of $0.51 and a 10 year life. The exercise price is equal to the volume weighted average price of the Company’s common stock during the immediate prior 30 calendar day period. The options vest 1/3rd on February 12, 2014 and 1/36th on the 12th of each month thereafter for 24 months.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis Of Accounting [Policy Text Block]

Basis of presentation:

The consolidated financial statements include the accounts of Tonix Pharmaceuticals Holding Corp. and its wholly owned subsidiaries, Tonix Pharmaceuticals, Inc. and Krele LLC (hereafter referred to as the “Company” or “Tonix”). All significant intercompany balances and transactions have been eliminated in consolidation.

As the Company is devoting substantially all of its efforts to establishing a new business, and while planned principal operations have commenced, there has been no revenue generated from sales, license fees or royalties, the Company is considered a development stage enterprise. Accordingly, the Company's consolidated financial statements are presented in accordance with authoritative accounting guidance related to a development stage enterprise. Financial position, results of operations and cash flows of a development stage enterprise are presented in conformity with generally accepted accounting principles that apply to established operating enterprises.

As a development stage enterprise, the Company's primary efforts are devoted to conducting research and development for the treatment of CNS diseases. The Company has experienced net losses and negative cash flows from operations since inception and expects these conditions to continue for the foreseeable future. In addition, although the Company has approximately $900,000 of working capital at December 31, 2012, the Company will require additional financing to fund future operations as it is expected that cash to be used in operations will increase significantly over the next several years. The Company intends to raise additional capital to complete the development and commercialization of its current product candidates through equity or debt financing; however the Company does not have any commitments or definitive or binding arrangements for such funds. There can be no assurance that such funds, if available at all, can be obtained on terms reasonable to the Company. If the Company is unsuccessful in raising additional capital it will need to reduce costs and operations substantially. Further, the Company does not have any commercial products available for sale and has not generated revenues and there is no assurance that if approval of their products is received that the Company will be able to generate cash flow to fund operations. In addition, there can be no assurance that the Company's research and development will be successfully completed or that any product will be approved or commercially viable.

The above factors raise substantial doubt as to the Company's ability to continue as a going concern. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that may result from the outcome of this uncertainty.

Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include assumptions used in the fair value of stock-based compensation and the fair value of other equity instruments.

Research and Development Expense, Policy [Policy Text Block]

Research and Development costs

The Company outsources its research and development efforts and expenses related costs as incurred, including the cost of manufacturing product for testing, licensing fees and costs associated with planning and conducting clinical trials. The value ascribed to patents and other intellectual property acquired was expensed in 2007 and 2010 as research and development costs, as it related to particular research and development projects and had no alternative future uses.

Property, Plant and Equipment, Policy [Policy Text Block]

Furniture and equipment

Furniture and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the asset's estimated useful life, which is three years for computer assets and five years for furniture and all other equipment. Expenditures for maintenance and repairs are expensed as incurred.

Income Tax, Policy [Policy Text Block]

Income taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of net operating loss and credit carryforwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. The Company records an estimated valuation allowance on its deferred income tax assets if it is not more likely than not that these deferred income tax assets will be realized.

The Company recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. As of December 31, 2012 and 2011, the Company has not recorded any unrecognized tax benefits.

Compensation Related Costs, Policy [Policy Text Block]

Stock-based compensation

All stock-based payments to employees and to nonemployee directors for their services as directors, including grants of restricted stock and stock options, are measured at fair value on the grant date and recognized in the consolidated statements of operations as compensation or other expense over the relevant service period. Stock-based payments to nonemployees are recognized as an expense over the period of performance. Such payments are measured at fair value at the earlier of the date a performance commitment is reached or the date performance is completed. In addition, for awards that vest immediately and are non forfeitable the measurement date is the date the award is issued.

Earnings Per Share, Policy [Policy Text Block]

Per share data:

Basic and diluted net loss per common share is calculated by dividing net loss, by the weighted average number of outstanding shares of common stock, adjusted to give effect to the exchange ratio in the Share Exchange in October 2011, which was accounted for as a recapitalization of the Company (see Note 1).

In October 2011, upon completion of the share exchange referred to above, the Company issued Convertible Debentures in the amount of $2,075,000 which, as of December 31, 2011, were convertible into approximately 3,985,000 common shares. In January 2012, the debentures were exchanged for units or repaid (see Note 5). In computing diluted net loss per share for 2011, no effect has been given to such shares as their effect would be anti-dilutive.

During the year ended December 31, 2012, upon completion of the various financings, the Company issued warrants to purchase an aggregate of 25,198,626 shares of the Company’s common stock (see Note 11). In addition, in May 2012, the Company issued to employees options to acquire an aggregate of 3,500,000 shares of the Company’s common stock of which 3,000,000 were outstanding at December 31, 2012 (see Note 10). In computing diluted net loss per share for 2012, no effect has been given to such options and warrants as their effect would be anti-dilutive.

FURNITURE AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Furniture and equipment as of December 31, 2012 and 2011 is summarized as follows:

	2012	2011
Office furniture and equipment	$78,535	$42,862
Less: accumulated depreciation	(31,641)	(17,312)

	$46,894	$25,550

JANUARY AND MARCH 2012 FINANCING (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule Of Share-Based Payment Award, Warrants, Valuation Assumptions [Table Text Block]

The following assumptions were used in the Binomial Lattice model to determine fair value of the Class A Warrants and the Agent Warrants:

	Issuance date January 20 and March 1, 2012	Expiration date June 6, 2012
Price of the Company’s common stock	$0.62	$0.85
Dividend yield	0%	0%
Expected terms	5 – 7 years	4.6 - 6.7 years
Risk free interest rate	0.89 - 1.47%	0.73 - 1.11%
Expected volatility	96.68 - 96.69%	95.73%
Expected price at which holders are likely to exercise their warrants	$1.25	$1.25

SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
Following is a summary of activity for the year ended December 31, 2011, with respect to restricted stock granted under the 2010 Plan:

		Weighted
	Number of	Average
	Restricted	Grant-Date
Nonvested Restricted Stock	Shares	Fair Value
Nonvested at December 31, 2010	1,697,847	$0.23
Granted	368,718	$0.23
Vested prior to Share Exchange	(564,858)	$0.23
Vested pursuant to Share Exchange	(1,396,982)	$0.23
Forfeited	(104,725)	$0.23
Nonvested at December 31, 2011	0	$0

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The assumptions used in the valuation of stock options granted during the year ended December 31, 2012 were as follows:

Risk-free interest rate	1.87%
Expected term of option	6.5 years
Expected stock price volatility	95.89%
Expected dividend yield	$0.0

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the stock options activity and related information for the2012Incentive Stock Option Plan for the years ended December31,2012is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January1,2012	-
Grants	3,500,000	$1.50	10.00	$-
Exercised	-
Forfeitures or expirations	(500,000)	1.50
Outstanding at December31,2012	3,000,000	$1.50	9.35	$-

Vested and expected to vest at December31,2012	3,000,000	$1.50	9.35	$-
Exercisable at December31,2012	-	$-	-	$-

STOCK WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Warrants and Rights Note Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at December 31, 2012:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.40	8,904,167	December 2013
0.60	8,904,167	December 2017
$1.00	305,750	January 2014 to January 2015
1.25	7,084,542	January 2017 to March 2019
	25,198,626

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments under the operating lease are as follows:
Year Ending December 31,
2013	$127,889
2014	131,513
2015	100,719
$360,121

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred tax assets and liabilities and related valuation allowance as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Deferred tax assets:
Organization costs	$-	$733
Research and development credit carryforward (1)	6,188	6,188
Net operating loss carryforwards	5,207,759	2,329,829
Other	147,003	132,482

Total deferred tax assets	5,360,950	2,469,232

Valuation allowance	(5,360,950)	(2,469,232)

Net deferred tax assets	$0	$0

(1)	The Company has incurred research and development (“R&D”) expenses, a portion of which may qualify for tax credits. The Company has not conducted an R&D credit study to quantify the amount of credits and has not claimed an R&D credit on its federal tax returns filed except for $6,188 in 2007. The Company may conduct the study in future years and may establish the R&D credit carryforward for prior years. In such event, the net operating loss carryforward will be correspondingly reduced by the amount of the credit.

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of the effect of applying the federal statutory rate and the effective income tax rate used to calculate the Company's income tax provision is as follows:

	Year Ended December 31,
	2012	2011
Statutory federal income tax	(34.0)%	(34.0)%
State income tax, net of federal tax effect	(10.5)%	(5.9)%
Permanent difference	13.9%	5.0%
Increase in valuation allowance	30.6%	34.9%

Income tax provision	0%	0%

BUSINESS AND RECAPITALIZATION (Details Textual)	12 Months Ended
Dec. 31, 2011
Common Stock, Conversion Basis	Pursuant to the Share Exchange, each share of Tonix Pharmaceuticals Inc.'s common stock was exchanged for 0.9 shares of Tamandare's common stock and each share of Tonix Pharmaceuticals, Inc.'s Series A and B preferred stock was exchanged for 4.8 shares of Tamandare's common stock.
Sale Of Stock Number Of Shares Outstanding In Transaction (in shares)	22,666,667
Common Stock Shares Outstanding Retained (in shares)	4,000,000
Sale of Stock, Number of Shares Issued in Transaction (in shares)	22,666,667
Sale of Stock, Percentage of Ownership after Transaction	85.00%
Common Stock [Member] | Business Acquisition [Member]
Conversion of Stock, Type of Stock Converted	0.9
Sale Of Stock Number Of Shares Outstanding In Transaction (in shares)	26,666,667
Sale of Stock, Number of Shares Issued in Transaction (in shares)	26,666,667
Preferred Stock Series A and Series B [Member] | Business Acquisition [Member]
Conversion of Stock, Type of Stock Converted	4.8

SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Convertible Debt		$ 2,075,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)		3,985,000
Working Capital Amount	$ 900,000
Number Of Warrants Outstanding Carrying Value	25,198,626
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	3,500,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number	3,000,000	0

FURNITURE AND EQUIPMENT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Office furniture and equipment	$ 78,535	$ 42,862
Less: accumulated depreciation	(31,641)	(17,312)
Furniture and equipment, net	$ 46,894	$ 25,550

FURNITURE AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended		67 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Depreciation	$ 14,329	$ 9,300	$ 31,641

RESTRICTED CASH (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents	$ 60,000	$ 60,000

CONVERTIBLE DEBENTURES 2011 (Details Textual) (USD $)	7 Months Ended	12 Months Ended		67 Months Ended	12 Months Ended							3 Months Ended	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Deferred Financing Costs [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2011 Second Placement Agents [Member]	Dec. 31, 2011 Third Placement Agents [Member]	Mar. 31, 2012 Placement Agents [Member]	Dec. 31, 2012 Placement Agents [Member]	Dec. 31, 2011 Placement Agents [Member]	Dec. 31, 2011 Convertible Debentures Converted To Notes Payable [Member]
Convertible Debentures Issued Upon Share Exchange			$ 1,625,000
Convertible Debentures Sold Carrying Amount		390,000	1,125,000
Sales Commissions and Fees			40,000								14,000
Legal Fees			20,000			20,000
Debt Conversion, Original Debt, Issuance Date of Debt, Day, Month and Year			Sep 9, 2011
Debt Conversion, Original Debt, Interest Rate of Debt			8.00%						8.00%
Common Stock Issued (in shares)						400,000				400,000
Common Stock Issued	9,750		144,000			144,000				144,000
Convertible Debentures Issued During Period Value Issued For Services											450,000
Proceeds From Issuance Of Convertible Debentures Net Of Fees			1,065,000								436,000
Payment Of Cash To Placement Agents						54,000
Debt Conversion, Converted Instrument, Warrants or Options Issued (in shares)		275,000											30,750
Debt Instrument Convertible Future Minimum Proceeds On Maturity		3,425,000							100,000
Debt Conversion Converted Instrument Percentage Of Shares Issued		1.00%
Debt Conversion Number Of Converted Instrument		125,000
Incremental Common Shares Attributable to Conversion of Debt Securities			3,985,000											88,000
Convertible Debt, Noncurrent		0	1,925,000	0
Adjustments To Additional Paid In Capital Fair Value Of Warrants Issued In Connection With Bridge Convertible Debentures		83,289
Stock Issued During Period Value In Connection With Bridge Financing		368,280
Stock Issued During Period Shares In Connection With Bridge Financing (in shares)					594,000
Repayment of Convertible Debt		150,000	0	150,000
Percentage Of Shares Issuable Upon Excercise Of Warrants		33.00%					3.00%	9.00%
Fair Value Of Stock Issuance Liability Recognized														32,000
Interest Expense		3,155				32,000						6,126
Exercise Price Of Warrants Issued (in dollars per share)		$ 1											$ 1
Price of the Company's common stock		$ 0.62		$ 0.62
Accumulated Amortization, Deferred Finance Costs			53,000
Fair Value Assumptions, Expected Dividend Rate		0.00%
Fair Value Assumptions, Expected Term							2 years	3 years
Fair Value Assumptions, Risk Free Interest Rate		0.91%
Fair Value Assumptions, Expected Volatility Rate							73.00%	94.00%
Debt Conversion, Original Debt, Amount		320,000	0	820,000											500,000
Liability Charged To Interest												32,000
Amortization and Write Down Of Deferred Financing Costs		$ 196,166	$ 53,377	$ 249,543

JANUARY AND MARCH 2012 FINANCING (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Price of the Company's common stock	$ 0.62
Dividend yield	0.00%
Risk free interest rate	0.91%
Maximum [Member]
Expected terms	3 years
Expected volatility	94.00%
Minimum [Member]
Expected terms	2 years
Expected volatility	73.00%
Valuation Assumptions Issuance Date [Member] | Warrant [Member]
Price of the Company's common stock	$ 0.62
Dividend yield	0.00%
Expected price at which holders are likely to exercise their warrants	$ 1.25
Valuation Assumptions Issuance Date [Member] | Maximum [Member] | Warrant [Member]
Expected terms	7 years
Risk free interest rate	1.47%
Expected volatility	96.69%
Valuation Assumptions Issuance Date [Member] | Minimum [Member] | Warrant [Member]
Expected terms	5 years
Risk free interest rate	0.89%
Expected volatility	96.68%
Valuation Assumptions Expiration Date [Member] | Warrant [Member]
Price of the Company's common stock	$ 0.85
Dividend yield	0.00%
Expected volatility	95.73%
Expected price at which holders are likely to exercise their warrants	$ 1.25
Valuation Assumptions Expiration Date [Member] | Maximum [Member] | Warrant [Member]
Expected terms	6 years 8 months 12 days
Risk free interest rate	1.11%
Valuation Assumptions Expiration Date [Member] | Minimum [Member] | Warrant [Member]
Expected terms	4 years 7 months 6 days
Risk free interest rate	0.73%

JANUARY AND MARCH 2012 FINANCING (Details Textual) (USD $)	12 Months Ended		67 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Debt Conversion, Converted Instrument, Shares Issued (in shares)		3,985,000
Entity's Volume Weighted Average Price	$ 1.73
Warrants Exercise Terms and Expiration Description	In the event that the Company's average daily volume weighted average price was at or above $0.75 during the Measuring Period, the Class B Warrants were to expire unexercised. The Announcement Date was the earlier of (1) the date on which the Company announces via press release the results of the pharmacokinetic study of its TNX-102 drug formulation; or (2) June 1, 2012. On April 5, 2012 the Company issued a press release announcing the results of the pharmacokinetic study of its TNX-102 drug formulation, which is defined as an Announcement Date for the purpose of the Class B Warrants. Based on the Company's average daily volume weighted average price, which was $1.73 per share, during the Measuring Period, the Class B Warrants expired unexercised.
Change in fair value of warrant liability	$ 1,177,026	$ 0	$ 1,177,026
Warrants Issued During Period To Purchase Common Stock	30,750
Percentage Of Shares Issuable Upon Excercise Of Warrants		33.00%
Warrants reclassified to equity upon expiry of reset provisions	3,938,946	0	3,938,946
Warrants Exercise Price (in dollars per share)	$ 1
Debt Instrument, Convertible, Beneficial Conversion Feature	710,000
Common Stock [Member]
Number Of Shares Included In One Stock Unit (in shares)	25,000
Warrant [Member]
Valuation Assumptions Issuance Date 1	Jan 20, 2012
Valuation Assumptions Issuance Date 2	Mar 1, 2012
Valuation Assumptions Expiration Date	Jun 6, 2012
Additional Paid-In Capital [Member]
Warrants reclassified to equity upon expiry of reset provisions	3,938,946
Placement Agents [Member]
Financing Arrangements Expense	706,511
Warrants Exercise Price (in dollars per share)	$ 1
Placement Agents [Member] | Other Financing Cost [Member]
Financing Arrangements Expense	270,798
Placement Agents [Member] | Additional Paid-In Capital [Member]
Financing Arrangements Expense	435,713
Minimum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement	1.00%
Maximum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement	10.00%
Class A Warrant [Member]
Number Of Warrants Included In One Stock Unit	1
Debt Conversion, Converted Instrument, Shares Issued (in shares)	25,000
Warrants Exercise Period	5 years
Class B Warrant [Member]
Number Of Warrants Included In One Stock Unit	1
Debt Conversion, Converted Instrument, Shares Issued (in shares)	25,000
Entity Minimum Volume Weighted Average Price Effect On Exercise Warrants	$ 0.75
January 2012 Financing [Member]
Stock Units Issued During Period	172.118
Proceeds From Issuance Of Stock Units	2,377,950
Proceeds From Conversion Of Convertible Debentures	1,925,000
Warrants Issued During Period To Purchase Common Stock	4,302,950
Stock Units Issued Upon Conversion Of Convertible Debt Purchase Price	25,000
January 2012 Financing [Member] | Placement Agents [Member]
Warrants Issued During Period To Purchase Common Stock	235,295
March 2012 Financing [Member]
Stock Units Issued During Period	92.5926
Warrants Issued During Period To Purchase Common Stock	2,314,815
March 2012 Financing [Member] | Placement Agents [Member]
Warrants Issued During Period To Purchase Common Stock	231,482
Financing Arrangements [Member]
Warrants Exercise Period	7 years
Percentage Of Shares Issuable Upon Excercise Of Warrants	10.00%
Warrants Exercise Price (in dollars per share)	$ 1.25
Financing Arrangements [Member] | Placement Agents [Member]
Payment For Commission	466,777
Percentage Of Commission Paid	8.00%
Percentage Of Non Accountable Expenses	2.00%
Warrants Issued During Period To Purchase Common Stock	466,777
Financing Arrangements [Member] | Class A Warrant [Member]
Warrants Not Settleable In Cash Fair Value Disclosure	2,549,684		2,549,684
Warrants Exercise Price (in dollars per share)	$ 1.25
Financing Arrangements [Member] | Agent Warrants [Member]
Warrants Not Settleable In Cash Fair Value Disclosure	212,235		212,235
December 2012 Financing [Member]
Stock Units Issued During Period	6,404,167
Proceeds From Issuance Of Stock Units	1,615,000
December 2012 Financing [Member] | Convertible Debentures Converted To Units [Member]
Debt Conversion Converted Instrument Discount Price Percentage	25.00%
Debt Instrument, Convertible, Beneficial Conversion Feature	236,667
December 2012 Financing [Member] | Placement Agents [Member]
Stock Units Issued During Period	2,500,000
Proceeds From Issuance Of Stock Units	1,000,000
Payment For Commission	$ 70,000
Percentage Of Commission Paid	7.00%
December 2012 Financing [Member] | Minimum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement	1.00%
December 2012 Financing [Member] | Maximum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement	10.00%
December 2012 Financing [Member] | Class A Warrant [Member]
Number Of Warrants Included In One Stock Unit	1
Warrants Exercise Period	5 years
Warrants Exercise Price (in dollars per share)	$ 0.6
December 2012 Financing [Member] | Class B Warrant [Member]
Number Of Warrants Included In One Stock Unit	1
Warrants Exercise Period	1 year
Warrants Exercise Price (in dollars per share)	$ 0.4

CONVERTIBLE DEBENTURES 2012 (Details Textual) (USD $)	12 Months Ended		67 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Convertible Debentures Sold Carrying Amount	$ 390,000	$ 1,125,000
Proceeds from Convertible Debt	390,000	1,501,000	1,891,000
Debt Conversion, Original Debt, Amount	320,000	0	820,000
Debt Instrument Convertible Future Minimum Proceeds On Maturity	3,425,000
Debt Conversion, Original Debt, Interest Rate of Debt		8.00%
Debt Instrument, Convertible, Conversion Price	$ 0.62	$ 0.62	$ 0.62
Debt Instrument, Convertible, Beneficial Conversion Feature	710,000
Debt Instrument Convertible Stock Price	$ (0.51)		$ (0.51)
Promissory Notes Two Converted To Debentures [Member]
Debt Conversion, Original Debt, Amount	320,000
Debt Conversion, Converted Instrument, Amount	320,000
Promissory Notes One Exchanged For Borrowings [Member]
Debt Conversion, Original Debt, Amount	320,000
Debt Conversion, Converted Instrument, Amount	320,000
Debentures [Member]
Debt Conversion, Original Debt, Amount	710,000
Debt Instrument, Convertible, Conversion Price	$ 0.3		$ 0.3
Debt Instrument Convertible Conversion Price Before Discount	$ (0.4)		$ (0.4)
Debt Instrument Convertible Original Conversion Price	$ (1)		$ (1)
Subsequent Event [Member]
Debt Instrument, Maturity Date, Description	The Debentures mature on earlier of (i) November 14, 2013 or (ii) the date of closing of a private placement of equity, equity equivalent, convertible debt or debt financing in which we receive gross proceeds, in one or more transactions, of at least $100,000 (a "Subsequent Financing").
Debt Instrument Convertible Future Minimum Proceeds On Maturity	$ 100,000
Debt Conversion, Original Debt, Interest Rate of Debt	8.00%
Debt Instrument, Convertible, Terms of Conversion Feature	convertible at the holder's option into either (i) a Subsequent Financing at a price equal to a 25% discount to the price of securities sold in the Subsequent Financing or (ii) shares of the Company's common stock at a conversion price per share equal to $1.00.
Discount On Price Of Securities Sold	25.00%
Debt Instrument, Convertible, Conversion Price	$ 1		$ 1

DECEMBER 2012 FINANCING (Details Textual) (USD $)	12 Months Ended		67 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Debt Conversion, Original Debt, Amount	$ 320,000	$ 0	$ 820,000
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Warrants Exercise Price (in dollars per share)	$ 1
Maximum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement	10.00%
Minimum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement	1.00%
Class A Warrant [Member]
Number Of Warrants Included In One Stock Unit	1
Warrants Exercise Period	5 years
Class B Warrant [Member]
Number Of Warrants Included In One Stock Unit	1
Placement Agents [Member]
Warrants Exercise Price (in dollars per share)	$ 1
December 2012 Financing [Member]
Stock Units Issued During Period	6,404,167
Proceeds From Issuance Of Stock Units	1,615,000
Stock Units Per Unit Price (in dollars per share)	$ 0.4
December 2012 Financing [Member] | Maximum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement	10.00%
December 2012 Financing [Member] | Minimum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement	1.00%
December 2012 Financing [Member] | Common Stock [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001		$ 0.001
December 2012 Financing [Member] | Class A Warrant [Member]
Number Of Warrants Included In One Stock Unit	1
Warrants Exercise Price (in dollars per share)	$ 0.6
Warrants Exercise Period	5 years
December 2012 Financing [Member] | Class B Warrant [Member]
Number Of Warrants Included In One Stock Unit	1
Warrants Exercise Price (in dollars per share)	$ 0.4
Warrants Exercise Period	1 year
December 2012 Financing [Member] | Placement Agents [Member]
Stock Units Issued During Period	2,500,000
Proceeds From Issuance Of Stock Units	1,000,000
Stock Units Per Unit Price (in dollars per share)	$ 0.4
Payment For Commission	70,000
Percentage Of Commission Paid	7.00%
December 2012 Financing [Member] | Convertible Debentures Converted To Units [Member]
Debt Conversion, Original Debt, Amount	$ 710,000
Debt Instrument Convertible Conversion Price Per Unit (in dollars per share)	$ 0.3

STOCKHOLDERS' EQUITY (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Shares Authorized	150,000,000	75,000,000
Common Stock, Par Or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	5,000,000	0
Preferred stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001

SHARE BASED COMPENSATION (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Number of Restricted Shares, Nonvested at December 31, 2010	1,697,847
Number of Restricted Shares, Granted	368,718
Number of Restricted Shares, Vested prior to Share Exchange	(564,858)
Number of Restricted Shares, Vested pursuant to Share Exchange	(1,396,982)
Number of Restricted Shares, Forfeited	(104,725)
Number of Restricted Shares, Nonvested at December 31, 2011	0
Weighted Average Grant-Date Fair Value, Nonvested at December 31, 2010	$ 0.23
Weighted Average Grant-Date Fair Value, Granted	$ 0.23
Weighted Average Grant-Date Fair Value, Vested prior to Share Exchange	$ 0.23
Weighted Average Grant-Date Fair Value,Vested pursuant to Share Exchange	$ 0.23
Weighted Average Grant-Date Fair Value, Forfeited	$ 0.23
Weighted Average Grant-Date Fair Value, Nonvested at December 31, 2011	$ 0

SHARE BASED COMPENSATION (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Risk-free interest rate	1.87%
Expected term of option	6 years 6 months
Expected stock price volatility	95.89%
Expected dividend yield	$ 0

SHARE BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Shares,Outstanding at January 1, 2012	0
Shares, Grants	3,500,000
Shares,Exercised	0
Shares,Forfeitures or expirations	(500,000)
Shares,Outstanding at December 31, 2012	3,000,000
Shares,Vested and expected to vest at December 31, 2012	3,000,000
Shares,Exercisable at December 31, 2012	0
Weighted-Average Exercise Price,Outstanding at January 1, 2012	$ 0
Weighted-Average Exercise Price, Grants	$ 1.5
Weighted-Average Exercise Price, Exercised	$ 0
Weighted-Average Exercise Price,Forfeitures or expirations	$ 1.5
Weighted-Average Exercise Price,Outstanding at December 31, 2012	$ 1.5
Weighted-Average Exercise Price,Vested and expected to vest at December 31, 2012	$ 1.5
Weighted-Average Exercise Price,Exercisable at December 31, 2012	$ 0
Weighted - Average Remaining Contractual Term,Grants	10 years
Weighted-Average Remaining ContractualTerm,Outstanding at December 31, 2012	9 years 4 months 6 days
Weighted-Average Remaining ContractualTerm,Vested and expected to vest at December 31, 2012	9 years 4 months 6 days
Weighted Average Remaining Contractual Term, Exercisable at December 31, 2012	0 years
AggregateIntrinsic Value,Grants	$ 0
AggregateIntrinsic Value,Exercised	$ 0
AggregateIntrinsic Value,Outstanding at December 31, 2012	0
AggregateIntrinsic Value,Vested and expected to vest at December 31, 2012	0
AggregateIntrinsic Value,Exercisable at December 31, 2012	$ 0

SHARE BASED COMPENSATION (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		67 Months Ended
	Oct. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Share-Based Compensation	$ 139,063	$ 296,588	$ 865,158	$ 435,651	$ 1,551,871
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (in shares)			3,500,000
Weighted Average Exercise Price, Options granted			$ 1.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			0 years
Weighted-average grant date fair value (in dollars per share)			$ 1.175
Closing Stock Price			$ 0.55		$ 0.55
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number		0	3,000,000	0	3,000,000
Incentive Stock Options Plan 2012 [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (in shares)			3,500,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized			4,000,000		4,000,000
Minimum Exercise Price Description			the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder.
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Period			10 years
Common Stock, Capital Shares Reserved for Future Issuance			4,000,000		4,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized			$ 2,742,000		$ 2,742,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			500,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number			3,000,000		3,000,000
Incentive Stock Options Plan 2012 [Member] | Share Holderes Holding Percentage Ten Or More [Member]
Minimum Excercise Price On Percentage Of Fair Value Of Common Stock			110.00%
Incentive Stock Options Plan 2012 [Member] | Share Holders Holding Percentage Less Than Ten [Member]
Minimum Excercise Price On Percentage Of Fair Value Of Common Stock			100.00%
Stock Option Plan 2010 [Member]
Common Stock, Capital Shares Reserved for Future Issuance			4,564,641		4,564,641

STOCK WARRANTS (Details)	12 Months Ended
Dec. 31, 2012
Number Outstanding	25,198,626
Outstanding Warrants One [Member]
Exercise Price (in dollars per share)	0.4
Number Outstanding	8,904,167
Expiration Date	December 2013
Outstanding Warrants Two [Member]
Exercise Price (in dollars per share)	0.6
Number Outstanding	8,904,167
Expiration Date	December 2017
Outstanding Warrants Three [Member]
Exercise Price (in dollars per share)	1
Number Outstanding	305,750
Expiration Date	January 2014 to January 2015
Outstanding Warrants Four [Member]
Exercise Price (in dollars per share)	1.25
Number Outstanding	7,084,542
Expiration Date	January 2017 to March 2019

STOCK WARRANTS (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Debt Conversion, Converted Instrument, Warrants or Options Issued (in shares)	275,000
Warrants Exercise Price (in dollars per share)	$ 1
Warrant Expiration Maximum Period	5 years
Warrants Issued During Period To Purchase Common Stock	30,750
January 2012 Financing [Member]
Warrants Issued During Period To Purchase Common Stock	4,302,950
March 2012 Financing [Member]
Warrants Issued During Period To Purchase Common Stock	2,314,815
Financing Arrangements [Member]
Warrants Exercise Price (in dollars per share)	$ 1.25
Warrant Expiration Maximum Period	5 years
December 2012 Financing [Member] | Class A Warants [Member]
Warrants Exercise Price (in dollars per share)	$ 0.6
Warrant Expiration Maximum Period	5 years
Warrants Issued During Period To Purchase Common Stock	8,904,167
December 2012 Financing [Member] | Class B Warants [Member]
Warrants Exercise Price (in dollars per share)	$ 0.4
Warrant Expiration Maximum Period	1 year
Warrants Issued During Period To Purchase Common Stock	8,904,167
Placement Agents [Member]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in shares)	30,750
Warrants Exercise Price (in dollars per share)	$ 1
Warrant Expiration Maximum Period	7 years
Placement Agents [Member] | January 2012 Financing [Member]
Warrants Issued During Period To Purchase Common Stock	235,295
Placement Agents [Member] | March 2012 Financing [Member]
Warrants Issued During Period To Purchase Common Stock	231,482
Placement Agents [Member] | Financing Arrangements [Member]
Warrants Issued During Period To Purchase Common Stock	466,777

COMMITMENTS (Details) (USD $)	Dec. 31, 2012
Year Ending December 31,
2013	$ 127,889
2014	131,513
2015	100,719
Operating Leases, Future Minimum Payments Due	$ 360,121

COMMITMENTS (Details Textual) (USD $)	1 Months Ended				12 Months Ended
	Jan. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 L and L Technologies [Member]	Dec. 31, 2012 Lederman and Co [Member]	Dec. 31, 2011 Lederman and Co [Member]	Dec. 31, 2010 Lederman and Co [Member]	Dec. 31, 2012 Restricted Stock [Member] L and L Technologies [Member]	Dec. 31, 2011 Restricted Stock [Member] L and L Technologies [Member]	Dec. 31, 2010 Restricted Stock [Member] L and L Technologies [Member]	Dec. 31, 2011 Restricted Stock [Member] Lederman and Co [Member]	Dec. 31, 2010 Restricted Stock [Member] Lederman and Co [Member]	Dec. 31, 2012 Chief Financial Officer [Member]	Dec. 31, 2011 Vice President Of Strategy [Member]	Dec. 31, 2012 Gershell Agreement [Member]	Dec. 31, 2012 Daugherty Agreement [Member]	Dec. 31, 2012 Selzer Agreement [Member]
Operating Leases Expiration Period				5 years
Operating Leases Frequency Of Payments				monthly
Operating Leases Periodic Payment One To Four Years				$ 10,000
Operating Leases Periodic Payment Year Five				11,000
Operating Leases, Income Statement, Lease Revenue	9,420	9,420	9,420
Restricted Cash and Cash Equivalents					60,000	60,000
Operating Leases, Rent Expense, Net					116,732	128,228
Deferred Rent Credit, Noncurrent					19,710	29,083
Consulting Agreements Period							2 years			2 years
Consulting Agreements Frequency Of Payments							annually			annually
Consulting Agreements Periodic Payment							96,000			250,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Non-Option Equity Instruments, Granted													1,026,194		261,784
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights													The restricted shares vest as follows: 25% on the grant date (June 4, 2010) and 25% on each of the first and second annual anniversaries of the grant date and, if the consulting agreement is renewed, 25% on the third anniversary of the grant date.		The restricted shares vest as follows: 20% on the grant date (June 4, 2010) and 20% on each of the first and second anniversaries of the grant date and, if the consulting agreement is renewed, 20% on each of the third and fourth anniversaries of the grant date.
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested In Period												513,097		157,087
Consulting Agreements Cash Compensation Reduced									127,000
Consulting Agreements Cash Compensation Increased								250,000
Employment Agreements Milestone Of Proceeds From Sale Of Equity																		20,000,000	20,000,000
Employment Agreements Compensation Paid On Termination																88,000	37,500
Employment Agreements Base Salary																		175,000	140,000
Employment Agreements Adjusted Base Salary																		325,000	220,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Forfeited In Period						104,725														500,000
Consulting Agreements Expirations Dates											expired in June 2012
Consulting Agreements Commitments Outstanding Amount					$ 650,000

INCOME TAXES (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Deferred tax assets:
Organization costs	$ 0		$ 733
Research and development credit carryforward	6,188	[1]	6,188	[1]
Net operating loss carryforwards	5,207,759		2,329,829
Other	147,003		132,482
Total deferred tax assets	5,360,950		2,469,232
Valuation allowance	(5,360,950)		(2,469,232)
Net deferred tax assets	$ 0		$ 0

[1]	The Company has incurred research and development ("R&D") expenses, a portion of which may qualify for tax credits. The Company has not conducted an R&D credit study to quantify the amount of credits and has not claimed an R&D credit on its federal tax returns filed except for $6,188 in 2007. The Company may conduct the study in future years and may establish the R&D credit carryforward for prior years. In such event, the net operating loss carryforward will be correspondingly reduced by the amount of the credit.

INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statutory federal income tax	(34.00%)	(34.00%)
State income tax, net of federal tax effect	(10.50%)	(5.90%)
Permanent difference	13.90%	5.00%
Increase in valuation allowance	30.60%	34.90%
Income tax provision	0.00%	0.00%

INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 2,891,718	$ 1,380,642
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	6,188
Tax Credit Carry Forward Expiration Dates1	expires in 2027
Newyork Tax Authority [Member]
Operating Loss Carryforwards	11,600,000
Operating Loss Carryforwards, Expiration Dates	expiring from 2030 to 2032
Federal Tax Authority [Member]
Operating Loss Carryforwards	$ 12,300,000
Operating Loss Carryforwards, Expiration Dates	expire from 2027 to 2032
New Jersey Tax Authority [Member]
Operating Loss Carryforwards, Expiration Dates	expire from 2014 to 2019

RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended		67 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Debt Instrument, Convertible, Conversion Price	$ 0.62	$ 0.62	$ 0.62
Interest Expense	$ 3,155
Debt Conversion, Original Debt, Amount	320,000	0	820,000
Proceeds from Convertible Debt	390,000	1,501,000	1,891,000
Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Proceeds from Convertible Debt		500,000
Related Party [Member]
Proceeds from Interest Received	6,183
Management [Member] | Promissory Notes [Member]
Debt Conversion, Original Debt, Amount	320,000
Debt Conversion, Converted Instrument, Type	promissory notes
Debt Conversion, Converted Instrument, Amount	320,000
Management [Member] | Debentures [Member]
Debt Instrument, Convertible, Conversion Price	$ 0.3		$ 0.3
Debt Conversion, Original Debt, Amount	320,000
Debt Conversion, Converted Instrument, Type	Debentures
Debt Conversion, Converted Instrument, Amount	390,000
January 2012 Financing [Member] | Consulting Service Agreement [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 300,583	$ 294,750

SUBSEQUENT EVENTS (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	3,500,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price	$ 1.5
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term	6 years 6 months
Amended And Restated2012 Plan [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized	11,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	4,530,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price	$ 0.51
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term	10 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights	The options vest 1/3rd on February 12, 2014 and 1/36th on the 12th of each month thereafter for 24 months.